Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Mar. 01, 2019
Hartford Schroders US MidCap Opportunities Fund | Class A
Prospectus:
Trading Symbol	SMDVX
Hartford Schroders US MidCap Opportunities Fund | Class C
Prospectus:
Trading Symbol	HFDCX
Hartford Schroders US MidCap Opportunities Fund | Class I
Prospectus:
Trading Symbol	SMDIX
Hartford Schroders US MidCap Opportunities Fund | Class R3
Prospectus:
Trading Symbol	HFDRX
Hartford Schroders US MidCap Opportunities Fund | Class R4
Prospectus:
Trading Symbol	HFDSX
Hartford Schroders US MidCap Opportunities Fund | Class R5
Prospectus:
Trading Symbol	HFDTX
Hartford Schroders US MidCap Opportunities Fund | Class Y
Prospectus:
Trading Symbol	HFDYX
Hartford Schroders US MidCap Opportunities Fund | Class SDR
Prospectus:
Trading Symbol	SMDRX
Hartford Schroders US MidCap Opportunities Fund | Class F
Prospectus:
Trading Symbol	HFDFX